PENSION PLAN - Movement in Plan (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Registered Plan
Disclosure of net defined benefit liability (asset) [line items]
Current service costs	CAD 14	CAD 11
Return on plan assets	(7)	(6)
Interest expense (income)	7	6
Registered Plan | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	180	160
Benefits paid by the plan	(13)	(8)
Current service costs	14	11
Interest expense (income)	7	6
Actuarial losses in other comprehensive income	4	11
Net defined benefit liability (asset), ending balance	192	180
Registered Plan | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(164)	(146)
Contributions paid into the plan	16	15
Benefits paid by the plan	(13)	(8)
Return on plan assets	8	5
Interest expense (income)	(7)	(6)
Net defined benefit liability (asset), ending balance	(182)	(164)
Supplemental Plan | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	10	8
Benefits paid by the plan
Current service costs
Interest expense (income)
Actuarial losses in other comprehensive income	1	2
Net defined benefit liability (asset), ending balance	CAD 11	CAD 10